SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
Continuing Operations
(In thousands)

COLUMN A	COLUMN B	COLUMN C	COLUMN D			COLUMN E
		Additions	Additions (Deductions)
Description	Balance at Beginning of Period	Charged to Cost and Expenses	Due to Currency Translation Adjustments	Other		Balance at End of Period
For the year 2014:
Allowance for Doubtful Accounts	$6,638	$9,892	$(969)	$(442)		$15,119
Deferred Tax Assets—Valuation Allowance	$127,164	$24,332	$(9,254)	$(10,820)		$131,422
For the year 2013:
Allowance for Doubtful Accounts	$17,253	$10,175	$(191)	$(20,599)	(a)	$6,638
Deferred Tax Assets—Valuation Allowance	$126,078	$4,618	$(5,769)	$2,237		$127,164
For the year 2012:
Allowance for Doubtful Accounts	$17,829	$11,266	$166	$(12,008)	(b)	$17,253
Deferred Tax Assets—Valuation Allowance	$99,233	$18,482	$3,449	$4,914		$126,078

(a)
Includes principally the decrease in the allowance for doubtful accounts since December 31, 2012 related to the consummation of the Infrastructure Transaction and utilization of previously reserved amounts.

(b)	Includes principally the utilization of previously reserved amounts.